Victory Pioneer Short Term Income Fund Investment Strategy - Victory Pioneer Short Term Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally, the Fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment-grade debt securities (including convertible debt) of U.S. and non-U.S. corporate and other issuers, mortgage-related securities, including “sub-prime” mortgages, and asset-backed securities of U.S. and non-U.S. issuers, and short-term money market instruments of U.S. and non-U.S. issuers.Normally, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents. The Fund may invest in debt securities of issuers in any industry or market sector. Derivative instruments that provide exposure to investment-grade debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The Fund may invest up to 20% of its net assets in below-investment-grade debt securities (known as “junk bonds”) including securities that are in default. The Fund may invest in floating rate loans, subordinated debt securities, and insurance-linked securities.The Fund normally will maintain a dollar-weighted average portfolio maturity of no more than three years. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. The Fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment in kind, and auction rate features.The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in debt securities of emerging market issuers.The Fund may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including credit risk transfer securities, and commercial mortgage-backed securities, collateralized mortgage obligations (“CMOs”), and other mortgage-related securities issued by private issuers. The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund may, but is not required to, use derivatives such as credit default swaps and forward foreign currency transactions. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The Adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, credit quality and sector weighting of the Fund’s portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.